Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2023
FIXED ASSETS [Abstract]
Fixed assets
The following table summarizes the Sohu Group’s fixed assets (in thousands):

	As of December 31,
	2022	2023
Office buildings	$367,296	$361,172
Computer equipment and hardware	110,416	91,183
Leasehold and building improvements	34,212	33,704
Office furniture	6,301	5,374
Vehicles	3,085	2,957

Fixed assets, gross	521,310	494,390
Accumulated depreciation	(233,084)	(225,332)

Fixed assets, net	$288,226	$269,058